Net revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 3,002,055	$ 2,766,481	$ 2,573,233
Derived From Two Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 744,166	$ 718,272	$ 773,230
Total gross revenues percenatge	24.00%	24.00%	27.00%